UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD	Nuveen Short Duration Credit Opportunities Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 158.2% (97.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 135.0% (83.5% of Total Investments) (2)

	Aerospace & Defense – 3.2% (2.0% of Total Investments)

$3,045	Sequa Corporation, Term Loan B	7.408%	3-Month LIBOR	5.000%	11/28/21	B–	$3,013,117
1,062	Sequa Corporation, Term Loan, Second Lien	11.520%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,044,612
1,655	Transdigm, Inc., Term Loan F	4.802%	1-Month LIBOR	2.500%	6/09/23	Ba2	1,649,298
5,762	Total Aerospace & Defense						5,707,027

	Air Freight & Logistics – 1.4% (0.9% of Total Investments)

1,000	Ceva Group PLC, Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	8/04/25	BB–	1,003,130
826	PAE Holding Corporation, Term Loan B	7.886%	3-Month LIBOR	5.500%	10/20/22	B+	830,185
722	XPO Logistics, Inc., Term Loan B	4.509%	3-Month LIBOR	2.000%	2/24/25	BBB–	724,581
2,548	Total Air Freight & Logistics						2,557,896

	Airlines – 2.5% (1.5% of Total Investments)

1,680	American Airlines, Inc., Replacement Term Loan	4.277%	1-Month LIBOR	2.000%	10/10/21	BB+	1,680,134
960	American Airlines, Inc., Term Loan 2025	4.045%	1-Month LIBOR	1.750%	6/27/25	BB+	941,935
500	American Airlines, Inc., Term Loan B	4.295%	1-Month LIBOR	2.000%	4/28/23	BB+	497,313
1,318	American Airlines, Inc., Term Loan B, (DD1)	4.280%	1-Month LIBOR	2.000%	12/14/23	BB+	1,311,179
4,458	Total Airlines						4,430,561

	Auto Components – 0.8% (0.5% of Total Investments)

847	DexKo Global, Inc., Term Loan B	5.802%	1-Month LIBOR	3.500%	7/24/24	B1	850,734
494	Superior Industries International, Inc., Term Loan B	6.302%	1-Month LIBOR	4.000%	5/22/24	B1	492,336
1,341	Total Auto Components						1,343,070

	Beverages – 0.8% (0.5% of Total Investments)

1,439	Jacobs Douwe Eqberts Term Loan B	4.625%	3-Month LIBOR	2.250%	10/23/25	Ba2	1,441,294

	Biotechnology – 1.1% (0.7% of Total Investments)

1,970	Grifols, Inc., Term Loan B	4.467%	1-Week LIBOR	2.250%	1/31/25	BB	1,974,029

	Building Products – 1.1% (0.7% of Total Investments)

308	Fairmount, Initial Term Loan	6.136%	3-Month LIBOR	3.750%	6/01/25	BB	259,212
325	Ply Gem Industries, Inc., Term Loan B	6.175%	3-Month LIBOR	3.750%	4/12/25	B+	324,629
1,299	Quikrete Holdings, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	11/15/23	BB–	1,295,903
1,932	Total Building Products						1,879,744

	Capital Markets – 2.3% (1.4% of Total Investments)

1,084	Capital Automotive LP, Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	3/25/24	B1	1,086,086
1,741	Capital Automotive LP, Term Loan, Second Lien	8.302%	1-Month LIBOR	6.000%	3/24/25	B3	1,773,469
1,216	RPI Finance Trust, Term Loan B6	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	1,218,236
4,041	Total Capital Markets						4,077,791

	Chemicals – 1.1% (0.7% of Total Investments)

424	Ineos US Finance LLC, Term Loan	4.302%	1-Month LIBOR	2.000%	4/01/24	BB+	424,309
399	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	400,237
300	SI Group, Term Loan B	7.186%	3-Month LIBOR	4.750%	10/15/25	B	299,063
750	Univar, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/24	BB	750,963
1,873	Total Chemicals						1,874,572

	Commercial Services & Supplies – 7.0% (4.3% of Total Investments)

1,340	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.732%	3-Month LIBOR	4.250%	6/16/24	B	1,347,743

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$2,748	Formula One Group, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/01/24	B+	$2,722,683
444	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.407%	2-Month LIBOR	4.000%	10/19/23	B2	422,680
950	Getty Images, Inc., Term Loan B, First Lien	5.802%	1-Month LIBOR	3.500%	10/18/19	B3	940,866
500	GFL Environmental, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	493,125
1,776	iQor US, Inc., Term Loan, First Lien	7.400%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,659,957
167	iQor US, Inc., Term Loan, Second Lien	11.148%	3-Month LIBOR	8.750%	4/01/22	Caa3	132,708
768	KAR Auction Services, Inc., Term Loan B5	4.938%	3-Month LIBOR	2.500%	3/09/23	Ba2	770,137
733	LSC Communications, Refinancing Term Loan	7.802%	1-Month LIBOR	5.500%	9/30/22	B1	737,917
1,470	Monitronics International, Inc., Term Loan B2, First Lien	7.886%	3-Month LIBOR	5.500%	9/30/22	Caa1	1,443,819
580	Protection One, Inc., Term Loan	5.052%	1-Month LIBOR	2.750%	5/02/22	BB–	581,062
975	Universal Services of America, Initial Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	7/28/22	B2	968,604
171	West Corporation, Incremental Term Loan B1	6.026%	3-Month LIBOR	3.500%	10/10/24	Ba3	168,960
12,622	Total Commercial Services & Supplies						12,390,261

	Communications Equipment – 2.6% (1.6% of Total Investments)

1,787	Avaya, Inc., Tranche B Term Loan	6.530%	1-Month LIBOR	4.250%	12/15/24	B	1,795,852
421	CommScope, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	12/29/22	Baa3	423,262
935	Mitel US Holdings, Inc., Incremental Term Loan	6.052%	1-Month LIBOR	3.750%	9/25/23	B+	935,499
900	Mitel US Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	907,425
565	Plantronics, Inc., Term Loan, B	4.802%	1-Month LIBOR	2.500%	7/02/25	Ba1	564,511
4,608	Total Communications Equipment						4,626,549

	Construction & Engineering – 1.2% (0.7% of Total Investments)

748	KBR, Inc., Term Loan B	6.045%	1-Month LIBOR	3.750%	4/25/25	B+	750,930
1,330	Traverse Midstream Partners, Term Loan B	6.600%	6-Month LIBOR	4.000%	9/27/24	B+	1,340,391
2,078	Total Construction & Engineering						2,091,321

	Consumer Finance – 0.8% (0.5% of Total Investments)

746	Vantiv LLC, Repriced Term Loan B4	4.030%	1-Month LIBOR	1.750%	8/09/24	BBB–	745,649
667	Verscend Technologies, Term Loan, B	6.802%	1-Month LIBOR	4.500%	8/27/25	B+	672,814
1,413	Total Consumer Finance						1,418,463

	Containers & Packaging – 0.4% (0.2% of Total Investments)

699	Berry Global, Inc., Term Loan Q	4.277%	1-Month LIBOR	2.000%	10/01/22	BBB–	699,550

	Distributors – 0.4% (0.3% of Total Investments)

748	SRS Distribution, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	5/23/25	B	733,630

	Diversified Consumer Services – 2.1% (1.3% of Total Investments)

1,826	Cengage Learning Acquisitions, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	6/07/23	B	1,701,463
589	Houghton Mifflin, Term Loan B, First Lien	5.295%	1-Month LIBOR	3.000%	5/28/21	B	543,224
580	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	582,199
1,000	Refinitiv US Holdings Inc., Term Loan, B	6.052%	1-Month LIBOR	3.750%	10/01/25	B	991,250
3,995	Total Diversified Consumer Services						3,818,136

	Diversified Financial Services – 2.9% (1.8% of Total Investments)

481	Altisource Solutions S.A R.L., Term Loan B	6.386%	3-Month LIBOR	4.000%	4/03/24	B+	482,142
569	Freedom Mortgage Corporation, Term Loan B	7.050%	1-Month LIBOR	4.750%	2/23/22	B+	573,690
422	Lions Gate Entertainment Corp., Term Loan B	4.552%	1-Month LIBOR	2.250%	3/24/25	Ba2	421,050
1,533	Veritas US, Inc., Term Loan B1	6.823%	1-Month LIBOR	4.500%	1/27/23	B	1,466,266
2,380	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.302%	1-Month LIBOR	6.000%	6/30/22	CCC+	2,219,727
5,385	Total Diversified Financial Services						5,162,875

	Diversified Telecommunication Services – 6.5% (4.0% of Total Investments)

722	CenturyLink, Inc., Initial Term Loan A	5.052%	1-Month LIBOR	2.750%	11/01/22	BBB–	721,745
3,715	CenturyLink, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	1/31/25	BBB–	3,679,747

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$2,533	Frontier Communications Corporation, Term Loan B	6.060%	1-Month LIBOR	3.750%	1/14/22	B	$2,459,950
195	Intelsat Jackson Holdings, S.A., Term Loan B4	6.795%	1-Month LIBOR	4.500%	1/02/24	B1	203,242
312	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	320,952
2,000	Numericable Group S.A., Term Loan B13	6.280%	1-Month LIBOR	4.000%	8/14/26	B1	1,964,170
289	Windstream Corporation, Term Loan B6	6.290%	1-Month LIBOR	4.000%	3/29/21	B	272,346
2,000	Ziggo B.V., Term Loan E	4.780%	1-Month LIBOR	2.500%	4/15/25	BB–	1,963,860
11,766	Total Diversified Telecommunication Services						11,586,012

	Electric Utilities – 1.5% (0.9% of Total Investments)

429	EFS Cogen Holdings LLC, Term Loan B	5.640%	3-Month LIBOR	3.250%	6/28/23	BB	428,571
1,600	Vistra Operations Co., Term Loan B1	4.302%	1-Month LIBOR	2.000%	8/01/23	BBB–	1,598,399
689	Vistra Operations Co., Term Loan B3	4.293%	1-Month LIBOR	2.000%	12/31/25	BBB–	687,322
2,718	Total Electric Utilities						2,714,292

	Electrical Equipment – 0.4% (0.3% of Total Investments)

747	TTM Technologies, Inc., Term Loan B	4.756%	1-Month LIBOR	2.500%	9/28/24	BB+	748,030

	Energy Equipment & Services – 1.9% (1.2% of Total Investments)

1,990	McDermott International, Term Loan	7.302%	1-Month LIBOR	5.000%	5/12/25	Ba2	1,969,603
116	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	122,400
1,407	Seadrill Partners LLC, Initial Term Loan	8.386%	3-Month LIBOR	6.000%	2/21/21	CCC+	1,309,699
3,513	Total Energy Equipment & Services						3,401,702

	Equity Real Estate Investment Trusts – 1.3% (0.8% of Total Investments)

2,476	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.302%	1-Month LIBOR	3.000%	10/24/22	B–	2,347,916

	Food & Staples Retailing – 5.3% (3.3% of Total Investments)

944	Albertson’s LLC, Term Loan B6	5.311%	3-Month LIBOR	3.000%	6/22/23	Ba2	941,041
7,394	Albertson’s LLC, Term Loan B7, (DD1)	0.000%	N/A	N/A	10/29/25	Ba2	7,346,712
953	Del Monte Foods Company, Term Loan, First Lien	5.565%	N/A	N/A	2/18/21	CCC+	845,820
440	Save-A-Lot, Term Loan B	8.302%	1-Month LIBOR	6.000%	12/05/23	B3	316,998
9,731	Total Food & Staples Retailing						9,450,571

	Food Products – 1.6% (1.0% of Total Investments)

607	American Seafoods Group LLC, Term Loan B	5.060%	1-Month LIBOR	2.750%	8/21/23	BB–	606,392
2,227	U.S. Foods, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	6/27/23	BBB–	2,226,527
2,834	Total Food Products						2,832,919

	Health Care Equipment & Supplies – 2.5% (1.6% of Total Investments)

699	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B1	702,239
637	Greatbatch, New Term Loan B	5.280%	1-Month LIBOR	3.000%	10/27/22	B+	640,937
500	LifeScan, Term Loan B	8.396%	3-Month LIBOR	6.000%	10/01/24	B+	489,375
1,303	Onex Carestream Finance LP, Term Loan, First Lien	6.302%	1-Month LIBOR	4.000%	6/07/19	B1	1,301,840
841	Onex Carestream Finance LP, Term Loan, Second Lien	10.802%	1-Month LIBOR	8.500%	12/07/19	B–	839,721
499	Vyaire Medical, Inc., Term Loan B	7.136%	3-Month LIBOR	4.750%	4/16/25	B2	491,269
4,479	Total Health Care Equipment & Supplies						4,465,381

	Health Care Providers & Services – 6.8% (4.2% of Total Investments)

726	Air Medical Group Holdings, Inc., Term Loan B	5.534%	1-Month LIBOR	3.250%	4/28/22	B1	706,338
518	Air Medical Group Holdings, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	3/14/25	B1	509,491
499	Ardent Health, Term Loan, First Lien	6.802%	1-Month LIBOR	4.500%	6/30/25	B1	501,790
423	Catalent Pharma Solutions, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	5/20/24	BB	425,708
546	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B–	535,539
773	ConvaTec, Inc., Term Loan B	4.636%	3-Month LIBOR	2.250%	10/25/23	BB	773,053
62	Heartland Dental Care, Inc., Delay Draw Facility, (6)	3.750%	N/A	N/A	4/30/25	B2	61,708
411	Heartland Dental Care, Inc., Term Loan, First Lien	6.052%	1-Month LIBOR	3.750%	4/30/25	B2	410,359
1,466	Kindered at Home Hospice, Term Loan B	6.063%	1-Month LIBOR	3.750%	7/02/25	B1	1,474,310
400	Kindered at Home Hospice, Term Loan, Second Lien	9.313%	1-Month LIBOR	7.000%	6/21/26	CCC+	409,750
1,674	McGraw-Hill Education Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,679,107

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$651	Millennium Laboratories, Inc., Term Loan B, First Lien	8.802%	1-Month LIBOR	6.500%	12/21/20	CCC+	$361,333
2,454	Pharmaceutical Product Development, Inc., Term Loan B	4.802%	1-Month LIBOR	2.500%	8/18/22	Ba3	2,449,918
746	PharMerica, Term Loan, First Lien	5.780%	1-Month LIBOR	3.500%	12/06/24	B1	749,515
746	Prospect Medical Holdings, Term Loan B1	7.813%	1-Month LIBOR	5.500%	2/22/24	B1	752,780
118	Quorum Health Corp., Term Loan B	9.052%	1-Month LIBOR	6.750%	4/29/22	B1	119,975
148	Vizient, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	2/13/23	BB–	149,242
12,361	Total Health Care Providers & Services						12,069,916

	Health Care Technology – 0.8% (0.5% of Total Investments)

1,463	Emdeon, Inc., Term Loan	5.173%	1-Month LIBOR	2.750%	3/01/24	Ba3	1,462,595

	Hotels, Restaurants & Leisure – 10.5% (6.5% of Total Investments)

1,023	24 Hour Fitness Worldwide Inc., Term Loan, B	5.802%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,026,616
1,948	Burger King Corporation, Term Loan B3	4.552%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,942,916
1,061	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	4.302%	1-Month LIBOR	2.000%	10/06/24	BB	1,056,825
1,985	Caesars Resort Collection, Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	12/23/24	BB	1,987,898
1,349	CCM Merger, Inc., Term Loan B	4.552%	1-Month LIBOR	2.750%	8/09/21	BB–	1,353,178
1,633	CityCenter Holdings LLC, Term Loan B	4.552%	1-Month LIBOR	2.250%	4/18/24	BB–	1,631,522
1,242	Equinox Holdings, Inc., Term Loan B1	5.302%	1-Month LIBOR	3.000%	3/08/24	B+	1,247,786
1,114	Life Time Fitness, Inc., Term Loan B	5.063%	3-Month LIBOR	2.750%	6/10/22	BB–	1,115,210
1,000	Penn National Gaming Inc., Term Loan, B	4.581%	2-Month LIBOR	2.250%	10/15/25	BB	1,004,270
3,371	Scientific Games Corp., Initial Term Loan B5	5.046%	1-Month LIBOR	2.750%	8/14/24	Ba3	3,343,257
1,147	Stars Group Holdings, Term Loan B	5.886%	3-Month LIBOR	3.500%	7/10/25	B+	1,153,497
1,726	Station Casino LLC, Term Loan B	4.810%	1-Month LIBOR	2.500%	6/08/23	BB	1,727,410
18,599	Total Hotels, Restaurants & Leisure						18,590,385

	Household Durables – 0.2% (0.1% of Total Investments)

444	Serta Simmons Holdings LLC, Term Loan, First Lien	5.775%	1-Month LIBOR	3.500%	11/08/23	B–	401,896

	Household Products – 0.9% (0.6% of Total Investments)

1,636	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	2/05/23	B+	1,638,890

	Industrial Conglomerates – 0.4% (0.3% of Total Investments)

746	Education Advisory Board, Term Loan, First Lien	6.406%	2-Month LIBOR	3.750%	11/15/24	B2	740,653

	Insurance – 0.8% (0.5% of Total Investments)

493	Acrisure LLC, Term Loan B	6.552%	1-Month LIBOR	4.250%	11/22/23	B	494,579
1,011	Hub International Holdings, Inc., Term Loan B	5.490%	3-Month LIBOR	3.000%	4/25/25	B	1,009,854
1,504	Total Insurance						1,504,433

	Interactive Media & Services – 0.4% (0.3% of Total Investments)

756	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.348%	3-Month LIBOR	3.000%	11/03/23	BB–	735,642

	Internet and Direct Marketing Retail – 1.0% (0.6% of Total Investments)

1,748	Uber Technologies, Inc., Term Loan, (DD1)	6.281%	1-Month LIBOR	4.000%	4/04/25	N/R	1,749,952

	Internet Software & Services – 1.3% (0.8% of Total Investments)

978	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.250%	10/19/23	B	982,632
369	Dynatrace, Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	8/22/25	B1	371,359
37	Dynatrace, Term Loan, Second Lien	9.302%	1-Month LIBOR	7.000%	8/21/26	CCC+	37,917
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.552%	1-Month LIBOR	8.250%	4/28/22	CCC	884,643
2,493	Total Internet Software & Services						2,276,551

	IT Services – 7.5% (4.6% of Total Investments)

377	DTI Holdings, Inc., Replacement Term Loan B1	7.276%	2-Month LIBOR	4.750%	9/29/23	B	360,508
500	First Data Corp, Term Loan, 1L	4.287%	1-Month LIBOR	2.000%	7/10/22	BB	498,907
4,950	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	4/26/24	BB	4,928,580
658	Gartner, Inc., Term Loan A	4.052%	1-Month LIBOR	1.750%	3/21/22	BB+	660,641

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$499	GTT Communications, Inc., Term Loan, First Lien	5.050%	1-Month LIBOR	2.750%	6/02/25	B	$492,770
1,270	Sabre, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	2/22/24	BB	1,270,639
1,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.280%	1-Month LIBOR	9.000%	3/11/24	CCC+	1,453,748
1,294	Syniverse Holdings, Inc., Tranche Term Loan C	7.280%	1-Month LIBOR	5.000%	3/09/23	B	1,302,930
988	Tempo Acquisition LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/01/24	B1	989,475
639	West Corporation, Term Loan B	6.526%	1-Month LIBOR	4.000%	10/10/24	Ba3	636,562
733	WEX, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/23	BB–	735,416
13,408	Total IT Services						13,330,176

	Machinery – 1.5% (0.9% of Total Investments)

154	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	2/01/24	B+	154,474
767	Gardner Denver, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	7/30/24	BB	769,404
627	Gates Global LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	4/01/24	B+	628,501
826	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.886%	3-Month LIBOR	4.500%	11/27/20	CCC+	790,099
400	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.386%	3-Month LIBOR	9.000%	11/26/21	CCC–	349,600
2,774	Total Machinery						2,692,078

	Marine – 0.8% (0.5% of Total Investments)

656	American Commercial Lines LLC, Term Loan B, First Lien	11.052%	1-Month LIBOR	8.750%	11/12/20	CCC+	503,554
969	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	978,676
1,625	Total Marine						1,482,230

	Media – 12.5% (7.7% of Total Investments)

830	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	7/23/21	B1	758,778
637	Affinion Group Holdings, Inc., Term Loan, First Lien	10.040%	1-Month LIBOR	7.750%	5/10/22	B2	651,909
806	Catalina Marketing Corporation, Term Loan, First Lien, (5)	5.813%	3-Month LIBOR	3.500%	4/09/21	B2	306,217
500	Catalina Marketing Corporation, Term Loan, Second Lien, (5)	9.063%	3-Month LIBOR	6.750%	4/11/22	Caa2	44,687
498	Cineworld Group PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/28/25	BB–	496,075
3,945	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	N/R	2,859,352
2,998	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	0.000%	N/A	N/A	1/30/19	N/R	2,176,352
498	CSC Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	1/25/26	Ba2	497,888
2,020	Cumulus Media, Inc., Exit Term Loan	6.810%	1-Month LIBOR	4.500%	5/13/22	B	1,998,995
415	Gray Television, Inc., Term Loan B2	4.515%	1-Month LIBOR	2.250%	2/07/24	BB	415,529
720	IMG Worldwide, Inc., Term Loan B	5.280%	3-Month LIBOR	2.750%	5/18/25	B	720,276
1,772	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1)	6.045%	1-Month LIBOR	3.750%	11/30/23	B1	1,776,099
2,450	McGraw-Hill Education Holdings LLC, Term Loan B	6.302%	1-Month LIBOR	4.000%	5/02/22	B+	2,356,353
750	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	7/03/25	BB	751,931
400	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	6.810%	1-Month LIBOR	4.500%	7/03/26	B2	401,376
1,611	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,611,656
258	Nexstar Boarding, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	257,814
133	Red Ventures, Term Loan B,	6.302%	1-Month LIBOR	4.000%	11/08/24	B1	134,100
959	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	962,734
886	Vyaire Medical, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	1/31/25	BB	886,251
2,230	WideOpenWest Finance LLC, Term Loan B	5.540%	1-Month LIBOR	3.250%	8/18/23	B	2,159,514
25,316	Total Media						22,223,886

	Multiline Retail – 1.3% (0.8% of Total Investments)

602	Belk, Inc., Term Loan B, First Lien	7.034%	1-Month LIBOR	4.750%	12/12/22	B2	507,334
622	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	623,352
461	Hudson’s Bay Company, Term Loan B, First Lien	5.545%	1-Month LIBOR	3.250%	9/30/22	BB	454,267
755	Neiman Marcus Group, Inc., Term Loan	5.531%	1-Month LIBOR	3.250%	10/25/20	Caa2	689,437
2,440	Total Multiline Retail						2,274,390

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 3.0% (1.8% of Total Investments)

$1,088	BCP Renaissance Parent, Term Loan B	6.027%	3-Month LIBOR	3.500%	10/31/24	B+	$1,093,623
750	California Resources Corporation, Term Loan	12.670%	1-Month LIBOR	10.375%	12/31/21	B	836,876
750	California Resources Corporation, Term Loan B	7.037%	1-Month LIBOR	4.750%	12/31/22	B	763,125
923	Fieldwood Energy LLC, Exit Term Loan	7.552%	1-Month LIBOR	5.250%	4/11/22	B+	930,990
1,149	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.552%	1-Month LIBOR	7.250%	4/11/23	B+	1,111,722
523	Peabody Energy Corporation, Term Loan B	5.052%	1-Month LIBOR	2.750%	3/31/25	BB	523,077
19	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC	18,551
5,202	Total Oil, Gas & Consumable Fuels						5,277,964

	Personal Products – 1.3% (0.8% of Total Investments)

998	Coty, Inc., Term Loan B	4.531%	1-Month LIBOR	2.250%	4/07/25	BB+	979,625
1,931	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.813%	3-Month LIBOR	3.500%	11/16/20	B3	1,420,608
2,929	Total Personal Products						2,400,233

	Pharmaceuticals – 1.2% (0.8% of Total Investments)

882	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.274%	1-Month LIBOR	3.000%	6/02/25	BB–	883,516
1,356	Concordia International Corp, Term Loan,	7.781%	1-Month LIBOR	5.500%	9/06/24	B–	1,332,270
2,238	Total Pharmaceuticals						2,215,786

	Professional Services – 1.8% (1.1% of Total Investments)

990	Ceridian HCM Holding, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	4/30/25	B–	995,371
985	Nielsen Finance LLC, Term Loan B4	4.281%	1-Month LIBOR	2.000%	10/04/23	BBB–	981,715
1,383	Skillsoft Corporation, Initial Term Loan, First Lien	7.052%	1-Month LIBOR	4.750%	4/28/21	B3	1,281,828
3,358	Total Professional Services						3,258,914

	Real Estate Management & Development – 1.1% (0.7% of Total Investments)

1,425	GGP, Term Loan B	4.795%	1-Month LIBOR	2.500%	8/27/25	BB+	1,404,644
494	Realogy Group LLC, Term Loan A	4.530%	1-Month LIBOR	2.250%	2/08/23	N/R	493,750
1,919	Total Real Estate Management & Development						1,898,394

	Road & Rail – 2.3% (1.4% of Total Investments)

2,340	Avolon LLC, Term Loan B	4.280%	1-Month LIBOR	2.000%	1/15/25	BBB–	2,337,479
973	Quality Distribution, Incremental Term Loan, First Lien	7.886%	3-Month LIBOR	5.500%	8/18/22	B2	985,264
730	Savage Enterprises LLC, Term Loan B	6.770%	1-Month LIBOR	4.500%	8/01/25	B+	737,702
4,043	Total Road & Rail						4,060,445

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

481	Lumileds, Term Loan B	5.859%	1-Month LIBOR	3.500%	6/30/24	B+	471,592
452	Microchip Technology., Inc., Term Loan B	4.310%	1-Month LIBOR	2.000%	5/29/25	Baa3	451,149
978	Micron Technology, Inc., Term Loan B	4.060%	1-Month LIBOR	1.750%	4/10/22	Baa2	979,944
713	ON Semiconductor Corporation, Term Loan B3	4.052%	1-Month LIBOR	1.750%	3/31/23	Baa3	713,103
2,624	Total Semiconductors & Semiconductor Equipment						2,615,788

	Software – 14.4% (8.9% of Total Investments)

1,057	Blackboard, Inc., Term Loan B4, (DD1)	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	1,011,750
2,680	BMC Software, Inc., Term Loan B	6.648%	3-Month LIBOR	4.250%	9/01/25	B	2,692,613
233	Compuware Corporation, Term Loan, First Lien	5.787%	1-Month LIBOR	3.500%	8/25/25	B1	235,143
678	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	680,340
1,965	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	1-Month LIBOR	3.500%	12/01/23	B	1,975,026
2,331	Infor (US), Inc., Term Loan B	4.992%	3-Month LIBOR	2.750%	2/01/22	B1	2,325,182
1,251	Informatica, Term Loan B	5.552%	1-Month LIBOR	3.250%	8/05/22	B1	1,257,350
985	Kronos Incorporated, Term Loan B	5.343%	3-Month LIBOR	3.000%	11/20/23	B	987,916
500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.795%	1-Month LIBOR	8.500%	9/29/25	B–	510,470
16	McAfee LLC, Term Loan	6.049%	1-Month LIBOR	4.500%	9/29/24	B1	16,229
1,442	McAfee LLC, Term Loan B1	6.049%	1-Month LIBOR	4.500%	9/29/24	B1	1,448,946
320	Micro Focus International PLC, New Term Loan	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	319,677
2,161	Micro Focus International PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	2,158,856

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,252	Micro Focus International PLC, Term Loan B2	4.552%	1-Month LIBOR	2.250%	11/19/21	BB–	$1,245,435
371	Misys, New Term Loan, Second Lien	9.636%	3-Month LIBOR	7.250%	6/13/25	CCC+	366,689
249	Mitchell International, Inc., Initial Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	11/29/24	B2	248,070
133	Mitchell International, Inc., Initial Term Loan, Second Lien	9.552%	1-Month LIBOR	7.250%	12/01/25	CCC	134,187
737	RP Crown Parent LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	10/15/23	B1	736,691
1,000	SS&C Technologies Inc., Term Loan, First Lien	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	995,985
2,263	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	2,254,450
877	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	873,825
3,188	Tibco Software, Inc., Term Loan, First Lien	5.800%	1-Month LIBOR	3.500%	12/04/20	B1	3,199,361
25,689	Total Software						25,674,191

	Specialty Retail – 1.8% (1.1% of Total Investments)

722	Academy, Ltd., Term Loan B	6.259%	1-Month LIBOR	4.000%	7/01/22	CCC+	540,952
1,972	Petco Animal Supplies, Inc., Term Loan B1	5.777%	3-Month LIBOR	3.250%	1/26/23	B2	1,535,057
1,242	Petsmart Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	3/11/22	B3	1,056,197
3,936	Total Specialty Retail						3,132,206

	Technology Hardware, Storage & Peripherals – 5.5% (3.4% of Total Investments)

1,829	Dell International LLC, Replacement Term Loan A2	4.060%	1-Month LIBOR	1.750%	9/07/21	BBB–	1,828,375
3,389	Dell International LLC, Refinancing Term Loan B	4.310%	1-Month LIBOR	2.000%	9/07/23	BBB–	3,388,997
4,485	Western Digital, Term Loan B	4.044%	1-Month LIBOR	1.750%	4/29/23	Baa2	4,465,222
9,703	Total Technology Hardware, Storage & Peripherals						9,682,594

	Wireless Telecommunication Services – 1.7% (1.0% of Total Investments)

2,955	Sprint Corporation, Term Loan, First Lien	4.813%	1-Month LIBOR	2.500%	2/02/24	Ba2	2,957,305
$247,085	Total Variable Rate Senior Loan Interests (cost $243,902,715)						240,121,085

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 20.6% (12.7% of Total Investments)

	Banks – 0.1% (0.1% of Total Investments)

$200	Wells Fargo & Company			3.661%	3/04/21	A+	$204,062

	Communications Equipment – 2.8% (1.7% of Total Investments)

85	Avaya Holdings Corporation, (5), (7)			7.000%	4/01/19	N/R	—
2,085	Avaya Holdings Corporation, (5), (7)			10.500%	3/01/21	N/R	—
3,509	Intelsat Jackson Holdings SA			5.500%	8/01/23	CCC+	3,140,555
1,790	Intelsat Jackson Holdings SA, 144A			9.750%	7/15/25	CCC+	1,875,025
7,469	Total Communications Equipment						5,015,580

	Containers & Packaging – 0.8% (0.5% of Total Investments)

1,502	Reynolds Group Issuer Inc.			5.750%	10/15/20	B+	1,502,117

	Diversified Financial Services – 0.3% (0.2% of Total Investments)

600	JPMorgan Chase & Company			2.877%	3/09/21	AA–	600,771

	Diversified Telecommunication Services – 3.0% (1.9% of Total Investments)

1,635	CSC Holdings LLC, 144A			10.125%	1/15/23	B+	1,774,743
3,840	Intelsat Luxembourg SA			7.750%	6/01/21	Ca	3,628,800
5,475	Total Diversified Telecommunication Services						5,403,543

	Health Care Providers & Services – 1.5% (0.9% of Total Investments)

2,000	HCA Inc.			6.500%	2/15/20	BBB–	2,065,000
350	Tenet Healthcare Corporation			4.750%	6/01/20	BB–	350,875
230	Tenet Healthcare Corporation			6.000%	10/01/20	BB–	235,532
2,580	Total Health Care Providers & Services						2,651,407

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 1.3% (0.8% of Total Investments)

$2,150	Scientific Games International Inc.	10.000%	12/01/22	B–	$2,246,750

	Household Durables – 1.1% (0.7% of Total Investments)

1,410	Lennar Corporation	4.125%	12/01/18	BBB–	1,408,237
550	Lennar Corporation	4.500%	11/15/19	BBB–	552,063
1,960	Total Household Durables				1,960,300

	Media – 4.1% (2.5% of Total Investments)

100	Charter Communications Operating LLC	3.579%	7/23/20	BBB–	99,867
345	DISH DBS Corporation	5.125%	5/01/20	BB	345,862
1,000	DISH DBS Corporation	5.875%	11/15/24	BB	850,000
1,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,013,850
2,835	iHeartCommunications Inc., (5)	9.000%	12/15/19	CC	2,041,200
6,047	iHeartCommunications Inc., (5)	14.000%	2/01/21	C	718,014
795	iHeartCommunications Inc., (5)	9.000%	3/01/21	CC	574,387
1,985	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	1,667,698
14,107	Total Media				7,310,878

	Oil, Gas & Consumable Fuels – 2.3% (1.4% of Total Investments)

2,425	California Resources Corporation, 144A	8.000%	12/15/22	B–	2,158,250
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	372,000
1,340	Denbury Resources Inc., 144A	9.250%	3/31/22	B+	1,396,950
115	EP Energy LLC, 144A	9.375%	5/01/24	Caa2	87,400
4,280	Total Oil, Gas & Consumable Fuels				4,014,600

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

500	Bausch Health Cos Inc., 144A	6.500%	3/15/22	BB–	517,500
310	Concordia International Corporation	8.000%	9/06/24	B3	303,025
810	Total Pharmaceuticals				820,525

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

106	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	116,070

	Software – 0.4% (0.3% of Total Investments)

725	Infor US Inc., 144A	5.750%	8/15/20	B1	733,156

	Wireless Telecommunication Services – 2.3% (1.4% of Total Investments)

850	Sprint Communications Inc.	7.000%	8/15/20	B+	879,750
2,750	Sprint Corporation	7.875%	9/15/23	B+	2,935,625
250	Sprint Corporation	7.125%	6/15/24	B+	255,625
3,850	Total Wireless Telecommunication Services				4,071,000
$45,814	Total Corporate Bonds (cost $37,841,910)				36,650,759

Shares	Description (1)				Value

	COMMON STOCKS – 2.4% (1.4% of Total Investments)

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

29,970	Cengage Learning Holdings II Inc., (8), (9)				$272,218

	Energy Equipment & Services – 0.7% (0.4% of Total Investments)

12,611	C&J Energy Services Inc., (8)				236,835
17,814	Ocean Rig UDW Inc., (8)				539,586
1,318	Vantage Drilling International, (8), (9)				402,869
	Total Energy Equipment & Services				1,179,290

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

13,189	Millennium Health LLC, (8), (9)				765
12,290	Millennium Health LLC, (7), (8)				24,339
11,533	Millennium Health LLC, (7), (8)				21,686
	Total Health Care Providers & Services				46,790

Shares	Description (1)		Value

	Marine – 0.4% (0.2% of Total Investments)

10,185	HGIM Corporation, (9)		$539,805
2,279	HGIM Corporation, (8), (9)		120,787
	Total Marine		660,592

	Media – 0.2% (0.1% of Total Investments)

25,780	Cumulus Media Inc., (8)		375,357

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

18	Southcross Holdings Borrower LP, (8), (9)		13,500

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

4,093	Concordia International Corporation, (8)		83,138

	Software – 0.8% (0.5% of Total Investments)

84,215	Avaya Holdings Corporation, (8)		1,382,816

	Specialty Retail – 0.1% (0.1% of Total Investments)

5,454	Gymboree Holding Corporation, (8), (9)		25,906
14,849	Gymboree Holding Corporation, (8), (9)		70,533
	Total Specialty Retail		96,439
	Total Common Stocks (cost $6,271,264)		4,110,140

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.2% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)

1,468	Fieldwood Energy LLC, (8), (9)		$71,932
7,268	Fieldwood Energy LLC, (7), (8)		316,616
	Total Common Stock Rights (cost $207,458)		388,548

Shares	Description (1)		Value

	WARRANTS – 0.0% (0.0% of Total Investments)

8,503	Avaya Holdings Corporation		$19,132
	Total Warrants (cost $565,169)		19,132
	Total Long-Term Investments (cost $288,788,516)		281,289,664

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 3.8% (2.3% of Total Investments)

	INVESTMENT COMPANIES – 3.8% (2.3% of Total Investments)

6,696,513	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.082% (11)	$6,696,513
	Total Short-Term Investments (cost $6,696,513)		6,696,513
	Total Investments (cost $295,485,029) – 162.0%		287,986,177
	Borrowings – (40.5)% (12), (13)		(72,000,000)
	Term Preferred Shares, net of deferred offering costs – (19.5)% (14)		(34,613,065)
	Other Assets Less Liabilities – (2.0)% (15)		(3,522,904)
	Net Assets Applicable to Common Shares – 100%		$177,850,208

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$35,000,000	Pay	1-Month LIBOR	2.000% (16)	Monthly	11/01/20 (17)	$(143,155)	$(143,155)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$240,121,085	$—		$240,121,085
Corporate Bonds	—	36,650,759	—	*	36,650,759
Common Stocks	2,617,732	1,446,383	46,025		4,110,140
Common Stock Rights	—	71,932	316,616		388,548
Warrants	19,132	—	—		19,132
Short-Term Investments:
Investment Companies	6,696,513	—	—		6,696,513
Investments in Derivatives:
Interest Rate Swaps**	—	(143,155)	—		(143,155)
Total	$9,333,377	$278,147,004	$362,641		$287,843,022
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$298,421,448
Gross unrealized:
Appreciation	$4,687,848
Depreciation	(15,123,119)
Net unrealized appreciation (depreciation) of investments	$(10,435,271)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) on swaps	(143,155)

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 25.0%.

(13)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(16)

Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018